[DECHERT LLP LETTERHEAD]

January 26, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to four series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on January 15, 2015.

The Prospectus and Statement of Additional Information relating to the series were filed February 28, 2014 with the SEC via electronic transmission as part of Post-Effective Amendment No. 197 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Cry
Leah Cry

cc:	John V. O’Hanlon

Mary Beth Rhoden Albaneze